Business Combinations (Tables)	12 Months Ended
Mar. 31, 2020
StepStone Group LP
Schedule of Aggregate Purchase Price for Acquisition and Estimated Fair Values of Assets and Liabilities Acquired

The aggregate purchase price for the acquisition of Courtland, and the estimated fair values of the assets acquired and liabilities assumed at the acquisition date are as follows:

Acquisition date fair value of consideration transferred:
Cash consideration	$8,956
Contingent consideration	3,604

Total purchase price	$12,560

Estimated fair value of assets acquired and liabilities assumed:
Cash and short-term receivables	$1,935
Finite-lived intangible assets—contractual rights	9,624
Goodwill	1,032
Accrued expenses and other liabilities	(31)

Total	$12,560